 To: Securities and Exchange Commission, Washington, D.C.

Statement of registered closed-end investment company with respect to purchases of its own securities pursuant to Rule N23C-1 during the last calendar month.

MFS Intermediate Income Trust - MIN

Report of the calendar month ending January 31, 2002:
Date	Identification of Security	Shares Repurchased	Repurchase Price	NAV	Broker
1/14/02	Shares of beneficial interest	29,300	6.81>	7.38>	Merrill Lynch
1/14/02	Shares of beneficial interest	35,500	6.81	7.38	Merrill Lynch

Total Shares Repurchased: 64,800

Remarks? (none)

Robert Flaherty, Assistant Treasurer
MFS Investment Management